Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Loans and Allowances for Loan Losses
Loans and Allowance for Loan Losses

(2)   Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company's loan portfolio, at December 31, 2018 and 2017 is as follows:

(in thousands)	2018	2017
Commercial, financial, and agricultural	$207,720	$192,238
Real estate construction - residential	28,610	26,492
Real estate construction - commercial	106,784	98,340
Real estate mortgage - residential	241,517	246,754
Real estate mortgage - commercial	529,536	472,455
Installment and other consumer	32,460	32,153
Total loans	$1,146,627	$1,068,432

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, Branson and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2018, $530.1 million of loans were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2017	$6,442
New loans and new directors	1,127
Amounts collected	(1,565)
Balance at December 31, 2018	$6,004

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following table illustrates the changes in the allowance for loan losses by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Additions:
Provision for loan losses	690	49	(732)	381	865	113	59	1,425
Deductions:
Loans charged off	389	—	1	495	147	258	—	1,290
Less recoveries on loans	(299)	—	(502)	(60)	(140)	(146)	—	(1,147)
Net loans charged off	90	—	(501)	435	7	112	—	143
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	—	—	219	45	268	—	1,181
Less recoveries on loans	(74)	(88)	—	(83)	(32)	(105)	—	(382)
Net loans charged off	575	(88)	—	136	13	163	—	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	345	$79	$10,852
Additions:
Provision for loan losses	296	(44)	(20)	516	457	150	120	1,475
Deductions:
Loans charged off	484	48	30	186	38	255	—	1,041
Less recoveries on loans	(100)	(62)	—	(52)	(58)	(94)	—	(366)
Net loans charged off	384	(14)	30	134	(20)	161	—	675
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

Beginning with December 31, 2017, the Company utilized a five-year look-back period, which was considered a representative historical loss period. The look-back period is consistently evaluated for relevance given the current facts and circumstances.

The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	and Other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
December 31, 2018
Allowance for loan losses:
Individually evaluated for impairment	$551	$—	$—	$579	$37	$27	$—	$1,194
Collectively evaluated for impairment	2,686	140	757	1,492	4,877	307	199	10,458
Total	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Loans outstanding:
Individually evaluated for impairment	$2,428	$—	$153	$4,793	$850	$254	$—	$8,478
Collectively evaluated for impairment	205,292	28,610	106,631	236,724	528,686	32,206	—	1,138,149
Total	$207,720	$28,610	$106,784	$241,517	$529,536	$32,460	$—	$1,146,627

December 31, 2017
Allowance for loan losses:
Individually evaluated for impairment	$500	$—	$48	$521	$243	$21	$—	$1,333
Collectively evaluated for impairment	2,825	170	759	1,168	4,194	324	79	9,519
Total	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Loans outstanding:
Individually evaluated for impairment	$3,007	$—	$97	$5,072	$2,004	$176	$—	$10,356
Collectively evaluated for impairment	189,231	26,492	98,243	241,682	470,451	31,977	—	1,058,076
Total	$192,238	$26,492	$98,340	$246,754	$472,455	$32,153	$—	$1,068,432

Impaired loans

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans individually evaluated for impairment totaled $8.5 million and $10.4 million at December 31, 2018 and 2017, respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings (TDRs).

The net carrying value of impaired loans is based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2018 and 2017, $3.8 million and $4.0 million, respectively, of impaired loans were evaluated based on the fair value less estimated selling costs of the loan's collateral. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2018, $1.2 million of the Company's allowance for loan losses was allocated to impaired loans totaling $8.5 million compared to $1.3 million of the Company's allowance for loan losses allocated to impaired loans totaling approximately $10.4 million at December 31, 2017. Management determined that $2.1 million, or 25%, of total impaired loans required no reserve allocation at December 31, 2018 compared to $2.4 million, or 23%, at December 31, 2017 primarily due to adequate collateral values,  acceptable payment history and adequate cash flow ability.

The categories of impaired loans at December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Non-accrual loans	$5,414	$5,672
Performing TDRs	3,064	4,684
Total impaired loans	$8,478	$10,356

The following tables provide additional information about impaired loans at December 31, 2018 and 2017, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2018
With no related allowance recorded:
Commercial, financial and agricultural	$1,264	$1,550	$—
Real estate - construction commercial	153	180	—
Real estate - residential	561	602	—
Real estate - commercial	115	119	—
Total	$2,093	$2,451	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,164	$1,236	$551
Real estate - residential	4,232	4,458	579
Real estate - commercial	735	1,093	37
Installment and other consumer	254	280	27
Total	$6,385	$7,067	$1,194
Total impaired loans	$8,478	$9,518	$1,194

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2017
With no related allowance recorded:
Commercial, financial and agricultural	$1,393	$1,445	$—
Real estate - residential	674	688	—
Real estate - commercial	366	395	—
Total	$2,433	$2,528	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,614	$1,834	$500
Real estate - construction commercial	97	97	48
Real estate - residential	4,398	4,500	521
Real estate - commercial	1,638	1,743	243
Installment and other consumer	176	196	21
Total	$7,923	$8,370	$1,333
Total impaired loans	$10,356	$10,898	$1,333

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2018 and 2017:

	2018		2017
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$1,302	$—	$957	$—
Real estate - construction commercial	120	—	—	—
Real estate - residential	901	10	826	13
Real estate - commercial	59	22	373	—
Installment and other consumer	34	—
Total	$2,416	$32	$2,156	$13
With an allowance recorded:
Commercial, financial and agricultural	$1,394	$32	$1,536	$33
Real estate - construction commercial	15	—	49	—
Real estate - residential	4,169	99	4,575	149
Real estate - commercial	763	34	1,641	61
Installment and other consumer	206	2	114	—
Total	$6,547	$167	$7,915	$243
Total impaired loans	$8,963	$199	$10,071	$256

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $199,000 and $256,000, for the years ended December 31, 2018 and 2017, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The Company's policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management's collection efforts and the value of the underlying collateral. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.

The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2018 and 2017.

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total
December 31, 2018
Commercial, Financial, and Agricultural	$205,597	$266	$—	$1,857	$207,720
Real Estate Construction - Residential	28,404	206	—	—	28,610
Real Estate Construction - Commercial	106,531	100	—	153	106,784
Real Estate Mortgage - Residential	235,734	2,907	156	2,720	241,517
Real Estate Mortgage - Commercial	527,968	1,094	—	474	529,536
Installment and Other Consumer	32,002	242	6	210	32,460
Total	$1,136,236	$4,815	$162	$5,414	$1,146,627
December 31, 2017
Commercial, Financial, and Agricultural	$189,537	$192	$2	$2,507	$192,238
Real Estate Construction - Residential	25,930	287	275	—	26,492
Real Estate Construction - Commercial	98,243	—	—	97	98,340
Real Estate Mortgage - Residential	242,597	2,173	28	1,956	246,754
Real Estate Mortgage - Commercial	471,476	43	—	936	472,455
Installment and Other Consumer	31,715	239	23	176	32,153
Total	$1,059,498	$2,934	$328	$5,672	$1,068,432

Credit Quality

The Company categorizes loans into risk categories based upon an internal rating system reflecting management's risk assessment. Loans are placed on watch status when one or more weaknesses that may result in the deterioration of the repayment exits or the Company's credit position at some future date. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. A loan is classified as a troubled debt restructuring  (TDR) when a borrower is experiencing financial difficulties that lead to the restructuring of a loan, and the Company grants concessions to the borrower in the restructuring that it would not otherwise consider. Loans classified as TDRs which are accruing interest are classified as performing TDRs. Loans classified as TDRs which are not accruing interest are classified as nonperforming TDRs and are included with all other nonaccrual loans for presentation purposes. It is the Company's policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

The following table presents the risk categories by class at December 31, 2018 and 2017.

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	Total
At December 31, 2018
Watch	$8,871	$588	$4,063	$12,790	$36,408	$8	$62,728
Substandard	53	—	—	1,411	702	3	2,169
Performing TDRs	570	—	—	2,073	377	44	3,064
Non-accrual	1,857	—	153	2,720	474	210	5,414
Total	$11,351	$588	$4,216	$18,994	$37,961	$265	$73,375
At December 31, 2017
Watch	$9,868	$1,459	$1,284	$9,978	$49,197	$—	$71,786
Substandard	658	462	—	2,262	723	16	4,121
Performing TDRs	500	—	—	3,116	1,068	—	4,684
Non-accrual	2,507	—	97	1,956	936	176	5,672
Total	$13,533	$1,921	$1,381	$17,312	$51,924	$192	$86,263

Troubled Debt Restructurings

At December 31, 2018, loans classified as TDRs totaled $5.0 million, of which $2.0 million were classified as nonperforming TDRs and included in non-accrual loans and $3.0 million were classified as performing TDRs. At December 31, 2017, loans classified as TDRs totaled $6.4 million, of which $1.7 million were classified as nonperforming TDRs and included in non-accrual loans and $4.7 million were classified as performing TDRs. Both performing and nonperforming TDRs are considered impaired loans. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $543,000 and $577,000 related to TDRs were allocated to the allowance for loan losses at December 31, 2018 and 2017, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2018 and 2017.

	2018			2017
	Recorded Investment (1)			Recorded Investment (1)
	Number of	Pre-	Post-	Number of	Pre-	Post-
(in thousands)	Contracts	Modification	Modification	Contracts	Modification	Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$510	$502	3	$773	$773
Real estate mortgage - residential	2	149	147	2	118	116
Real estate mortgage - commercial	—	—	—	1	55	49
Installment and other consumer	5	185	117	—	—	—
Total	10	$844	$766	6	$946	$938

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.

The Company's portfolio of loans classified as TDRs include concessions for the borrower due to deteriorated financial condition such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. During the year ended December 31, 2018, ten loans meeting the TDR criteria were modified compared to six loans during the year ended December 31, 2017.

The Company considers a TDR to be in default when it is 90 days or more past due under the modified terms, a charge-off occurs, or it is the process of foreclosure. There was one consumer TDR with a $3,000 balance, where a concession was made and subsequently defaulted and was charged off during the year ended December 31, 2018, within twelve months of its modification date. This is compared to one commercial TDR with a $123,000 balance where a concession was made and subsequently defaulted and was charged off during the year ended December 31, 2017.